RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions
The balances with and the results of operations from transactions with related parties were as follows:

	December 31,
	2011	2012
Balances:

Receivables **)	$70	$-

	Year ended December 31,
	2010	2011	2012
Transactions:

Administrative services *)	$48	$25	$-

Consulting services **)	$82	$76	$41

Interest on convertible note (refer to Note 5)	$41	$244	$621

*)
In January 2000, Orckit Communications Ltd ("Orckit") executed a plan of separation which divided Orckit into two separate companies: (i) Tikcro, and (ii) Orckit. A portion of Orckit's and the Company's shares beneficially owned by shared owners. Orckit provided the Company with certain administrative services until June 30, 2011.

**)
Consulting services provided by the Company in connection with the investment in BioCancell, refer to Note 5. The consulting fees are recorded as on offset in the operating expenses in the statement of operations.